Share Capital (Narrative) (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2017 USD ($) shares / $ shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	May 29, 2017 $ / shares
Disclosure of classes of share capital [line items]
Issue of equity		$ 74,804,000	$ 122,813,000
Number of shares that remain available under the plan for issuance | shares		2,222,905
Expense from share-based payment transactions with employees		$ 3,841,000	14,138,000
Stock Options Clase of Share Capital [member]
Disclosure of classes of share capital [line items]
Issuance of common shares, shares | shares	11,873,750
Shares issed for the period per share amount | shares / $	6.30
Proceeds from issuing shares, gross	$ 74,804,000
Proceeds from issuing shares	$ 70,497,000
Number of shares authorised | shares		12,200,000
Granted, options | shares		617,694
Risk free interest rate, share options granted		0.77%
Expected volatility, share options granted		63.02%
Option life, share options granted		3
Description of expected forfeiture rate		5.57
Expected dividend, share options granted		$ 0
Description of option pricing model, share options granted		Black-Scholes model
Fair value per share granted options | $ / shares				$ 2.61
Expense from share-based payment transactions with employees		$ 674,000	$ 468,000